Fair value measurements	6 Months Ended
Sep. 30, 2014
Fair Value Disclosures [Abstract]
Fair value measurements

2. Fair value measurements:

The fair value of financial instruments

A significant amount of Nomura’s financial instruments are carried at fair value. Financial assets carried at fair value on a recurring basis are reported in the consolidated balance sheets within Trading assets and private equity investments, Loans and receivables, Collateralized agreements and Other assets. Financial liabilities carried at fair value on a recurring basis are reported within Trading liabilities, Short-term borrowings, Payables and deposits, Collateralized financing, Long-term borrowings and Other liabilities.

Other financial assets and financial liabilities are measured at fair value on a nonrecurring basis, where the primary measurement basis is not fair value but where fair value is used in specific circumstances after initial recognition, such as to measure impairment.

In all cases, fair value is determined in accordance with ASC 820 which defines fair value as the amount that would be exchanged to sell a financial asset or transfer a financial liability in an orderly transaction between market participants at the measurement date. It assumes that the transaction occurs in Nomura’s principal market, or in the absence of the principal market, the most advantageous market for the relevant financial assets or financial liabilities.

Fair value is usually determined on an individual financial instrument basis consistent with the unit of account of the financial instrument. However, certain financial instruments managed on a portfolio basis are valued as a portfolio, namely based on the price that would be received to sell a net long position (i.e. a net financial asset) or transfer a net short position (i.e. a net financial liability) consistent with how market participants would price the net risk exposure at the measurement date.

Financial assets carried at fair value also include investments in certain funds where, as a practical expedient, fair value is determined on the basis of net asset value per share (“NAV per share”) if the NAV per share is calculated in accordance with certain industry standard principles.

Increases and decreases in the fair value of assets and liabilities will significantly impact Nomura’s position, performance, liquidity and capital resources. As explained below, valuation techniques applied contain inherent uncertainties and Nomura is unable to predict the accurate impact of future developments in the market. Where appropriate, Nomura uses economic hedging strategies to mitigate its risk, although these hedges are also subject to unpredictable movements in the market.

Valuation methodology for financial instruments carried at fair value on a recurring basis

The fair value of financial instruments is based on quoted market prices including market indices, broker or dealer quotations or an estimation by management of the expected exit price under current market conditions. Various financial instruments, including cash instruments and over-the-counter (“OTC”) contracts, have bid and offer prices that are observable in the market. These are measured at the point within the bid-offer range which best represents Nomura’s estimate of fair value. Where quoted market prices or broker or dealer quotations are not available, prices for similar instruments or valuation pricing models are considered in the determination of fair value.

Where quoted prices are available in active markets, no valuation adjustments are taken to modify the fair value of assets or liabilities marked using such prices. Other instruments may be measured using valuation techniques, such as valuation pricing models incorporating observable parameters, unobservable parameters or a combination of both. Valuation pricing models use parameters which would be considered by market participants in valuing similar financial instruments.

Valuation pricing models and their underlying assumptions impact the amount and timing of unrealized and realized gains and losses recognized, and the use of different valuation pricing models or underlying assumptions could produce different financial results. Valuation uncertainty results from a variety of factors, including the valuation technique or model selected, the quantitative assumptions used within the valuation model, the inputs into the model, as well as other factors. Valuation adjustments are used to reflect the assessment of this uncertainty. Common valuation adjustments include model reserves, credit adjustments, close-out adjustments, and other appropriate instrument-specific adjustments, such as those to reflect transfer or sale restrictions.

The level of adjustments is largely judgmental and is based on an assessment of the factors that management believe other market participants would use in determining the fair value of similar financial instruments. The type of adjustments taken, the methodology for the calculation of these adjustments, and the inputs for these calculations are reassessed periodically to reflect current market practice and the availability of new information.

For example, the fair value of certain financial instruments includes adjustments for credit risk; both with regards to counterparty credit risk on positions held and Nomura’s own creditworthiness on positions issued. Credit risk on financial assets is significantly mitigated by credit enhancements such as collateral and netting arrangements. Any net credit exposure is measured using available and applicable inputs for the relevant counterparty. The same approach is used to measure the credit exposure on Nomura’s financial liabilities as is used to measure counterparty credit risk on Nomura’s financial assets.

Such valuation pricing models are calibrated to the market on a regular basis and inputs used are adjusted for current market conditions and risks. The Global Model Validation Group (“MVG”) within Nomura’s Risk Management Department reviews pricing models and assesses model appropriateness and consistency independently of the front office. The model reviews consider a number of factors about a model’s suitability for valuation and sensitivity of a particular product. Valuation models are calibrated to the market on a periodic basis by comparison to observable market pricing, comparison with alternative models and analysis of risk profiles.

As explained above, any changes in fixed income, equity, foreign exchange and commodity markets can impact Nomura’s estimates of fair value in the future, potentially affecting trading gains and losses. Where financial contracts have longer maturity dates, Nomura’s estimates of fair value may involve greater subjectivity due to the lack of transparent market data.

Fair value hierarchy

All financial instruments measured at fair value, including those carried at fair value using the fair value option, have been categorized into a three-level hierarchy (“fair value hierarchy”) based on the transparency of valuation inputs used by Nomura to estimate fair value. A financial instrument is classified in the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement of the financial instrument. The three levels of the fair value hierarchy are defined as follows, with Level 1 representing the most transparent inputs and Level 3 representing the least transparent inputs:

Level 1:

Unadjusted quoted prices for identical financial instruments in active markets accessible by Nomura at the measurement date.

Level 2:

Quoted prices in inactive markets or prices containing other inputs which are observable, either directly or indirectly. Valuation techniques using observable inputs reflect assumptions used by market participants in pricing financial instruments and are based on data obtained from independent market sources at the measurement date.

Level 3:

Unobservable inputs that are significant to the fair value measurement of the financial instrument. Valuation techniques using unobservable inputs reflect management’s assumptions about the estimates used by other market participants in valuing similar financial instruments. These valuation techniques are developed based on the best available information at the measurement date.

The availability of inputs observable in the market varies by product and can be affected by a variety of factors. Significant factors include, but are not restricted to the prevalence of similar products in the market, especially for customized products, how established the product is in the market, for example, whether it is a new product or is relatively mature, and the reliability of information provided in the market which would depend, for example, on the frequency and volume of current data. A period of significant change in the market may reduce the availability of observable data. Under such circumstances, financial instruments may be reclassified into a lower level in the fair value hierarchy.

Significant judgments used in determining the classification of financial instruments include the nature of the market in which the product would be traded, the underlying risks, the type and liquidity of market data inputs and the nature of observed transactions for similar instruments.

Where valuation models include the use of parameters which are less observable or unobservable in the market, significant management judgment is used in establishing fair value. The valuations for Level 3 financial instruments, therefore, involve a greater degree of judgment than those valuations for Level 1 or Level 2 financial instruments.

Certain criteria management use to determine whether a market is active or inactive include the number of transactions, the frequency that pricing is updated by other market participants, the variability of price quotes among market participants, and the amount of publicly available information.

The following tables present the amounts of Nomura’s financial instruments measured at fair value on a recurring basis as of March 31, 2014 and September 30, 2014 within the fair value hierarchy.

	Billions of yen
	March 31, 2014
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting(1)	Balance as of March 31, 2014
Assets:
Trading assets and private equity investments(2)
Equities(3)	¥2,176	¥655	¥68	¥—	¥2,899
Private equity investments(3)	—	—	42	—	42
Japanese government securities	2,587	—	—	—	2,587
Japanese agency and municipal securities	—	192	—	—	192
Foreign government, agency and municipal securities	4,615	1,378	26	—	6,019
Bank and corporate debt securities and loans for trading purposes	—	1,735	116	—	1,851
Commercial mortgage-backed securities (“CMBS”)	—	156	3	—	159
Residential mortgage-backed securities (“RMBS”)	—	2,221	3	—	2,224
Real estate-backed securities	—	—	0	—	0
Collateralized debt obligations (“CDOs”) and other(4)	—	170	13	—	183
Investment trust funds and other	136	87	30	—	253

Total trading assets and private equity investments	9,514	6,594	301	—	16,409

Derivative assets(5)
Equity contracts	750	1,102	70	—	1,922
Interest rate contracts	11	19,398	112	—	19,521
Credit contracts	4	1,268	42	—	1,314
Foreign exchange contracts	—	3,293	19	—	3,312
Commodity contracts	0	0	0	—	0
Netting	—	—	—	(23,764)	(23,764)

Total derivative assets	765	25,061	243	(23,764)	2,305

Subtotal	¥10,279	¥31,655	¥544	¥(23,764)	¥18,714

Loans and receivables(6)	—	280	26	—	306
Collateralized agreements(7)	—	1,087	—	—	1,087
Other assets
Non-trading debt securities	406	615	3	—	1,024
Other(3)	358	94	56	—	508

Total	¥11,043	¥33,731	¥629	¥(23,764)	¥21,639

Liabilities:
Trading liabilities
Equities	¥774	¥132	¥1	¥—	¥907
Japanese government securities	3,046	—	—	—	3,046
Foreign government, agency and municipal securities	3,831	688	—	—	4,519
Bank and corporate debt securities	—	396	0	—	396
Residential mortgage-backed securities (“RMBS”)	—	1	—	—	1
Collateralized debt obligations (“CDOs”) and other(4)	—	0	—	—	0
Investment trust funds and other	76	12	—	—	88

Total trading liabilities	7,727	1,229	1	—	8,957

Derivative liabilities(5)
Equity contracts	827	1,368	59	—	2,254
Interest rate contracts	10	19,142	151	—	19,303
Credit contracts	4	1,582	37	—	1,623
Foreign exchange contracts	—	2,926	14	—	2,940
Commodity contracts	0	0	0	—	0
Netting	—	—	—	(24,030)	(24,030)

Total derivative liabilities	841	25,018	261	(24,030)	2,090

Subtotal	¥8,568	¥26,247	¥262	¥(24,030)	¥11,047

Short-term borrowings(8)	—	46	3	—	49
Payables and deposits(9)	—	0	0	—	0
Collateralized financing(7)	—	530	—	—	530
Long-term borrowings(8)(10)(11)	134	1,439	394	—	1,967
Other liabilities(12)	152	86	—	—	238

Total	¥8,854	¥28,348	¥659	¥(24,030)	¥13,831

	Billions of yen
	September 30, 2014
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting(1)	Balance as of September 30, 2014
Assets:
Trading assets and private equity investments(2)
Equities(3)	¥1,794	¥912	¥42	¥—	¥2,748
Private equity investments(3)	—	—	45	—	45
Japanese government securities	3,241	—	—	—	3,241
Japanese agency and municipal securities	—	168	0	—	168
Foreign government, agency and municipal securities	4,920	1,502	11	—	6,433
Bank and corporate debt securities and loans for trading purposes	—	2,116	115	—	2,231
Commercial mortgage-backed securities (“CMBS”)	—	143	3	—	146
Residential mortgage-backed securities (“RMBS”)	—	2,130	1	—	2,131
Real estate-backed securities	—	29	0	—	29
Collateralized debt obligations (“CDO”) and other(4)	—	194	29	—	223
Investment trust funds and other	475	71	18	—	564

Total trading assets and private equity investments	10,430	7,265	264	—	17,959

Derivative assets(5)
Equity contracts	784	1,212	53	—	2,049
Interest rate contracts	21	24,023	87	—	24,131
Credit contracts	5	1,069	35	—	1,109
Foreign exchange contracts	0	4,843	18	—	4,861
Commodity contracts	0	0	0	—	0
Netting	—	—	—	(30,054)	(30,054)

Total derivative assets	810	31,147	193	(30,054)	2,096

Subtotal	¥11,240	¥38,412	¥457	¥(30,054)	¥20,055

Loans and receivables(6)	—	258	27	—	285
Collateralized agreements(7)	—	984	—	—	984
Other assets
Non-trading debt securities	366	601	0	—	967
Other(3)	347	52	56	—	455

Total	¥11,953	¥40,307	¥540	¥(30,054)	¥22,746

Liabilities:
Trading liabilities
Equities	¥870	¥195	¥1	¥—	¥1,066
Japanese government securities	2,894	—	—	—	2,894
Foreign government, agency and municipal securities	3,873	771	—	—	4,644
Bank and corporate debt securities	—	432	0	—	432
Residential mortgage-backed securities (“RMBS”)	—	3	—	—	3
Collateralized debt obligations (“CDO”) and other(4)	—	1	1	—	2
Investment trust funds and other	79	12	—	—	91

Total trading liabilities	7,716	1,414	2	—	9,132

Derivative liabilities(5)
Equity contracts	759	1,348	61	—	2,168
Interest rate contracts	9	23,696	139	—	23,844
Credit contracts	4	1,417	31	—	1,452
Foreign exchange contracts	0	4,425	16	—	4,441
Commodity contracts	0	0	0	—	0
Netting	—	—	—	(30,155)	(30,155)

Total derivative liabilities	772	30,886	247	(30,155)	1,750

Subtotal	¥8,488	¥32,300	¥249	¥(30,155)	¥10,882

Short-term borrowings(8)	—	35	2	—	37
Payables and deposits(9)	—	0	0	—	0
Collateralized financing(7)	—	536	—	—	536
Long-term borrowings(8)(10)(11)	113	1,835	439	—	2,387
Other liabilities(12)	142	43	—	—	185

Total	¥8,743	¥34,749	¥690	¥(30,155)	¥14,027

(1)	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives.
(2)	Includes investments in certain funds measured at fair value on the basis of NAV per share as a practical expedient.
(3)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
(4)	Includes collateralized loan obligations (“CLOs”) and asset-backed securities (“ABS”) such as those secured on credit card loans, auto loans and student loans.
(5)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.
(6)	Includes loans for which the fair value option is elected.
(7)	Includes collateralized agreements or collateralized financing for which the fair value option is elected.
(8)	Includes structured notes for which the fair value option is elected.
(9)	Includes embedded derivatives bifurcated from deposits received at banks. If unrealized gains are greater than unrealized losses, deposits are reduced by the excess amount.
(10)	Includes embedded derivatives bifurcated from issued structured notes. If unrealized gains are greater than unrealized losses, borrowings are reduced by the excess amount.
(11)	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.
(12)	Includes loan commitments for which the fair value option is elected.

Valuation techniques by major class of financial instrument

The valuation techniques used by Nomura to estimate fair value for major classes of financial instruments, together with the significant inputs which determine classification in the fair value hierarchy, are as follows.

Equities and equity securities reported within Other assets—Equities and equity securities reported within Other assets include direct holdings of both listed and unlisted equity securities, and fund investments. Listed equity securities are valued using quoted prices for identical securities from active markets where available. These valuations should be in line with market practice and therefore can be based on bid/offer prices as applicable or mid-market prices. Nomura determines whether the market is active depending on the sufficiency and frequency of trading activity. Where these securities are classified in Level 1 of the fair value hierarchy, no valuation adjustments are made to fair value. Listed equity securities traded in inactive markets are also generally valued using the exchange price and are classified in Level 2. Whilst rare in practice, Nomura may apply a discount or liquidity adjustment to the exchange price of a listed equity security traded in an inactive market if the exchange price is not considered to be an appropriate representation of fair value. These adjustments are determined by individual security and are not determined or influenced by the size of holding. The amount of such adjustments made to listed equity securities traded in inactive markets was ¥nil as of March 31, 2014 and September 30, 2014, respectively. Unlisted equity securities are valued using the same methodology as private equity investments described below and are usually classified in Level 3 because significant valuation inputs such as yields and liquidity discounts are unobservable. As a practical expedient, fund investments are generally valued using NAV per share where available. Publicly traded mutual funds which are valued using a daily NAV per share are classified in Level 1. Investments in funds where Nomura has the ability to redeem its investment with the investee at NAV per share as of the balance sheet date or within the near term are classified in Level 2. Investments in funds where Nomura does not have the ability to redeem in the near term or does not know when it can redeem are classified in Level 3. The Direct Capitalization Method (“DCM”) is used as a valuation technique for certain equity investments in real estate funds, with net operating income used as a measure of financial performance which is then applied to a capitalization rate dependent on the characteristics of the underlying real estate. Equity investments which are valued using DCM valuation techniques are generally classified in Level 3 since observable market capitalization rates are usually not available for identical or sufficiently similar real estate to that held within the real estate funds being valued.

Private equity investments—The valuation of unlisted private equity investments requires significant management judgment because the investments, by their nature, have little or no price transparency. Private equity investments are initially carried at cost as an approximation of fair value. Adjustments to carrying value are made if there is third-party evidence of a change in value. Adjustments are also made, in the absence of third-party transactions, if it is determined that the expected exit price of the investment is different from carrying value. In reaching that determination, Nomura primarily uses either a discounted cash flow (“DCF”) or market multiple valuation technique. A DCF valuation technique incorporates estimated future cash flows to be generated from the underlying investee, as adjusted for an appropriate growth rate discounted at a weighted average cost of capital (“WACC”). Market multiple valuation techniques include comparables such as Enterprise Value/earnings before interest, taxes, depreciation and amortization (“EV/EBITDA”) ratios, Price/Earnings (“PE”) ratios, Price/Book ratios, Price/Embedded Value ratios and other multiples based on relationships between numbers reported in the financial statements of the investee and the price of comparable companies. A liquidity discount may also be applied to either a DCF or market multiple valuation to reflect the specific characteristics of the investee. Where possible these valuations are compared with the operating cash flows and financial performance of the investee or properties relative to budgets or projections, price/earnings data for similar quoted companies, trends within sectors and/or regions and any specific rights or terms associated with the investment, such as conversion features and liquidation preferences. Private equity investments are generally classified in Level 3 since the valuation inputs such as those mentioned above are usually unobservable.

Government, agency and municipal securities—Japanese and other G7 government securities are valued using quoted market prices, executable broker or dealer quotations, or alternative pricing sources. These securities are traded in active markets and therefore are classified within Level 1 of the fair value hierarchy. Non-G7 government securities, agency securities and municipal securities are valued using similar pricing sources but are generally classified in Level 2 as they are traded in inactive markets. Certain non-G7 securities may be classified in Level 1 because they are traded in active markets. Certain securities may be classified in Level 3 because they are traded infrequently and there is not sufficient information from comparable securities to classify them in Level 2. These are valued using DCF valuation techniques which include significant unobservable inputs such as credit spreads of the issuer.

Bank and corporate debt securities—The fair value of bank and corporate debt securities is primarily determined using DCF valuation techniques but also using broker or dealer quotations and recent market transactions of identical or similar debt securities, if available. Consideration is given to the nature of the broker and dealer quotations, namely whether these are indicative or executable, the number of available quotations and how these quotations compare to any available recent market activity or alternative pricing sources. The significant valuation inputs used for DCF valuations are yield curves, asset swap spreads, recovery rates and credit spreads of the issuer. Bank and corporate debt securities are generally classified in Level 2 of the fair value hierarchy because these valuation inputs are usually observable or market-corroborated. Certain bank and corporate debt securities will be classified in Level 3 because they are traded infrequently and there is insufficient information from comparable securities to classify them in Level 2, or credit spreads or recovery rates of the issuer used in DCF valuations are unobservable.

Commercial mortgage-backed securities (“CMBS”) and Residential mortgage-backed securities (“RMBS”)—The fair value of CMBS and RMBS is primarily determined using DCF valuation techniques but also using broker or dealer quotations and recent market transactions of identical or similar securities, if available. Consideration is given to the nature of the broker and dealer quotations, namely whether these are indicative or executable, the number of available quotations and how these quotations compare to any available recent market activity or alternative pricing sources. The significant valuation inputs include yields, prepayment rates, default probabilities and loss severities. CMBS and RMBS securities are generally classified in Level 2 because these valuation inputs are observable or market-corroborated. Certain CMBS and RMBS positions will be classified in Level 3 because they are traded infrequently and there is insufficient information from comparable securities to classify them in Level 2, or one or more of the significant valuation inputs used in DCF valuations are unobservable.

Real estate-backed securities—The fair value of real estate-backed securities is estimated using broker or dealer quotations, recent market transactions or by reference to a comparable market index. Consideration is given to the nature of the broker and dealer quotations, namely whether these are indicative or executable, the number of available quotations and how these quotations compare to any available recent market activity or alternative pricing sources. Where all significant inputs are observable, the securities will be classified in Level 2. For certain securities, no direct pricing sources or comparable securities or indices may be available. These securities are valued using DCF or DCM valuation techniques and are classified in Level 3 as the valuation includes significant unobservable valuation inputs such as yields, prepayment rates, default probabilities, loss severities and capitalization rates.

Collateralized debt obligations (“CDOs”) and other—The fair value of CDOs is primarily determined using DCF valuation techniques but also using broker or dealer quotations and recent market transactions of identical or similar securities, if available. Consideration is given to the nature of the broker and dealer quotations, namely whether these are indicative or executable, the number of available quotations and how these quotations compare to any available recent market activity or alternative pricing sources. The significant valuation inputs used include market spread data for each credit rating, yields, prepayment rates, default probabilities and loss severities. CDOs are generally classified in Level 2 of the fair value hierarchy because these valuation inputs are observable or market-corroborated. CDOs will be classified in Level 3 where one or more of the significant valuation inputs used in the DCF valuations are unobservable.

Investment trust funds and other—Investment trust funds are generally valued using NAV per share. Publicly traded funds which are valued using a daily NAV per share are classified in Level 1. For funds that are not publicly traded but Nomura has the ability to redeem its investment with the investee at NAV per share on the balance sheet date or within the near term, the investments are classified in Level 2. Investments where Nomura does not have the ability to redeem in the near term or does not know when it can redeem are classified in Level 3. The fair value of certain other investments reported within Investment trust funds and other is determined using DCF valuation techniques. These investments are classified in Level 3 as the valuation includes significant unobservable valuation inputs such as credit spreads of issuer and correlation.

        Derivatives—Equity contracts—Nomura enters into both exchange-traded and OTC equity derivative transactions such as index and equity options, equity basket options and index and equity swaps. The fair value of exchange-traded equity derivatives is primarily determined using an unadjusted exchange price. These derivatives are generally traded in active markets and therefore are classified in Level 1 of the fair value hierarchy. Where these derivatives are not valued at the exchange price due to timing differences, these are classified in Level 2. The fair value of OTC equity derivatives is determined through option models such as Black-Scholes and Monte Carlo simulation. The significant valuation inputs used include equity prices, dividend yields, volatilities and correlations. Valuation adjustments are also made to model valuations in order to reflect counterparty credit risk on derivative assets and Nomura’s own creditworthiness on derivative liabilities. OTC equity derivatives are generally classified in Level 2 because all significant valuation inputs and adjustments are observable or market-corroborated. Certain longer-dated or more complex equity derivatives are classified in Level 3 where dividend yield, volatility or correlation valuation inputs are significant and unobservable.

Derivatives—Interest rate contracts—Nomura enters into both exchange-traded and OTC interest rate derivative transactions such as interest rate swaps, currency swaps, interest rate options, forward rate agreements, swaptions, caps and floors. The fair value of exchange-traded interest rate derivatives is primarily determined using an unadjusted exchange price. These derivatives are traded in active markets and therefore are classified in Level 1 of the fair value hierarchy. Where these derivatives are not valued at the exchange price due to timing differences, they are classified in Level 2. The fair value of OTC interest rate derivatives is determined through DCF valuation techniques as well as option models such as Black-Scholes and Monte Carlo simulation. The significant valuation inputs used include interest rates, forward foreign exchange (“FX”) rates, volatilities and correlations. Valuation adjustments are also made to model valuations in order to reflect counterparty credit risk on derivative assets and Nomura’s own creditworthiness on derivative liabilities. OTC interest rate derivatives are generally classified in Level 2 because all significant valuation inputs and adjustments are observable or market-corroborated. Certain longer-dated or more complex OTC interest rate derivatives are classified in Level 3 where forward FX rate, interest rate, volatility or correlation valuation inputs are significant and unobservable.

Derivatives—Credit contracts—Nomura enters into OTC credit derivative transactions such as credit default swaps and credit options on single names, indices or baskets of assets. The fair value of OTC credit derivatives is determined through DCF valuation techniques as well as option models such as Black-Scholes and Monte Carlo simulation. The significant valuation inputs used include interest rates, credit spreads, recovery rates, default probabilities, volatilities and correlations. Valuation adjustments are also made to model valuations in order to reflect counterparty credit risk on derivative assets and Nomura’s own creditworthiness on derivative liabilities. OTC credit derivatives are generally classified in Level 2 of the fair value hierarchy because all significant valuation inputs and adjustments are observable or market-corroborated. Certain longer-dated or more complex OTC credit derivatives are classified in Level 3 where credit spread, recovery rate, volatility or correlation valuation inputs are significant and unobservable.

Derivatives—Foreign exchange contracts—Nomura enters into both exchange-traded and OTC foreign exchange derivative transactions such as foreign exchange forwards and currency options. The fair value of exchange-traded foreign exchange derivatives is primarily determined using an unadjusted exchange price. These derivatives are traded in active markets and therefore are classified in Level 1 of the fair value hierarchy. Where these derivatives are not valued at the exchange price due to timing differences, they are classified in Level 2. The fair value of OTC foreign exchange derivatives is determined through DCF valuation techniques as well as option models such as Black-Scholes and Monte Carlo simulation. The significant valuation inputs used include interest rates, forward FX rates, spot FX rates and volatilities. Valuation adjustments are also made to model valuations in order to reflect counterparty credit risk on derivative assets and Nomura’s own creditworthiness on derivative liabilities. OTC foreign exchange derivatives are generally classified in Level 2 because all significant valuation inputs and adjustments are observable or market-corroborated. Certain longer-dated foreign exchange derivatives are classified in Level 3 where forward FX rate or volatility valuation inputs are significant and unobservable.

Derivatives—Commodity contracts—Nomura enters into OTC commodity derivative transactions such as commodity swaps, commodity forwards and commodity options. The fair value of OTC commodity derivatives is determined through DCF valuation techniques as well as option models such as Black-Scholes and Monte Carlo simulation. The significant valuation inputs used include commodity prices, interest rates, volatilities and correlations. Valuation adjustments are also made to model valuations in order to reflect counterparty credit risk on derivative assets and Nomura’s own creditworthiness on derivative liabilities. OTC commodity derivatives are generally classified in Level 2 of the fair value hierarchy because these valuation inputs and adjustments are observable or market-corroborated.

Loans—The fair value of loans carried at fair value either as trading assets or through election of the fair value option is primarily determined using DCF valuation techniques as quoted prices are typically not available. The significant valuation inputs used are similar to those used in the valuation of corporate debt securities described above. Loans are generally classified in Level 2 of the fair value hierarchy because all significant valuation inputs are observable. Certain loans, however, are classified in Level 3 because they are traded infrequently and there is not sufficient information from comparable securities to classify them in Level 2 or credit spreads of the issuer used in DCF valuations are significant and unobservable.

Collateralized agreements and Collateralized financing—The primary types of collateralized agreement and financing transactions carried at fair value are reverse repurchase and repurchase agreements elected for the fair value option. The fair value of these financial instruments is primarily determined using DCF valuation techniques. The significant valuation inputs used include interest rates and collateral funding spreads such as general collateral or special rates. Reverse repurchase and repurchase agreements are generally classified in Level 2 of the fair value hierarchy because these valuation inputs are usually observable.

Non-trading debt securities—These are debt securities held by certain non-trading subsidiaries in the group and are valued and classified in the fair value hierarchy using the same valuation techniques used for other debt securities classified as Government, agency and municipal securities and Bank and corporate debt securities described above.

Short-term and long-term borrowings (“Structured notes”)—Structured notes are debt securities issued by Nomura or by consolidated variable interest entities (“VIEs”) which contain embedded features that alter the return to the investor from simply receiving a fixed or floating rate of interest to a return that depends upon some other variables, such as an equity or equity index, commodity price, foreign exchange rate, credit rating of a third party or a more complex interest rate (i.e., an embedded derivative).

The fair value of structured notes is estimated using a quoted price in an active market for the identical liability if available, and where not available, using a mixture of valuation techniques that use the quoted price of the identical liability when traded as an asset, quoted prices for similar liabilities, similar liabilities when traded as assets, or an internal model which combines DCF valuation techniques and option pricing models, depending on the nature of the embedded features within the structured note. Where an internal model is used, Nomura estimates the fair value of both the underlying debt instrument and the embedded derivative components. The significant valuation inputs used to estimate the fair value of the debt instrument component include yield curves and prepayment rates. The significant valuation inputs used to estimate the fair value of the embedded derivative component are the same as those used for the relevant type of freestanding OTC derivative discussed above. A valuation adjustment is also made to the entire structured note in order to reflect Nomura’s own creditworthiness. To reflect Nomura’s own creditworthiness, the fair value of structured notes includes a credit adjustment of ¥1 billion as of March 31, 2014 and ¥3 billion as of September 30, 2014. This adjustment is determined based on recent observable secondary market transactions and executable broker quotes involving Nomura debt instruments and is therefore typically treated as a Level 2 valuation input. Structured notes are generally classified in Level 2 of the fair value hierarchy as all significant valuation inputs and adjustments are observable. Where any unobservable inputs are significant, such as volatilities and correlations used to estimate the fair value of the embedded derivative component, structured notes are classified in Level 3.

Long-term borrowings (“Secured financing transactions”)—Secured financing transactions are liabilities recognized when a transfer of a financial asset does not meet the criteria for sales accounting under ASC 860 and therefore the transaction is accounted for as a secured borrowing. These liabilities are valued using the same valuation techniques that are applied to the transferred financial assets which remain on the consolidated balance sheets and are therefore classified in the same level in the fair value hierarchy as the transferred financial assets. These liabilities do not provide general recourse to Nomura and therefore no adjustment is made to reflect Nomura’s own creditworthiness.

Valuation processes

In order to ensure the appropriateness of any fair value measurement of a financial instrument used within these consolidated financial statements, including those classified in Level 3 within the fair value hierarchy, Nomura operates a governance framework which mandates determination or validation of a fair value measurement by control and support functions independent of the trading businesses assuming the risk of the financial instrument. Such functions within Nomura with direct responsibility for either defining, implementing or maintaining valuation policies and procedures are as follows:

•

The Product Control Valuations Group (“PCVG”) within Nomura’s Finance Department has primary responsibility for determining and implementing valuation policies and procedures in connection with determination of fair value measurements. In particular, this group will ensure that valuation policies are documented for each type of financial instrument in accordance with U.S. GAAP. While it is the responsibility of market makers and investment professionals in our trading businesses to price our financial instruments, the PCVG are responsible for independently verifying or validating these prices. In the event of a difference in opinion or where the estimate of fair value requires judgment, the valuation used within these consolidated financial statements is made by senior managers independent of the trading businesses. This group reports to the Global Head of Product Control and ultimately to the Chief Financial Officer (“CFO”);

•

The Accounting Policy Group within Nomura’s Finance Department defines the group’s accounting policies and procedures in accordance with U.S. GAAP, including those associated with determination of fair value under ASC 820 and other relevant U.S. GAAP pronouncements. This group reports to the Global Head of Accounting Policy and ultimately to the CFO; and

•

The MVG within Nomura’s Risk Management Department validates the appropriateness and consistency of pricing models used to determine fair value measurements independently of those who design and build the models. This group reports to the Chief Risk Officer.

The fundamental components of this governance framework over valuation processes within Nomura particularly as it relates to Level 3 financial instruments are the procedures in place for independent price verification, pricing model validation and revenue substantiation.

Independent price verification processes

The key objective of the independent price verification processes within Nomura is to verify the appropriateness of fair value measurements applied to all financial instruments within Nomura. In applying these control processes, observable inputs are used whenever possible and when unobservable inputs are necessary, the processes seek to ensure the valuation technique and inputs are appropriate, reasonable and consistently applied.

The independent price verification processes aim to verify the fair value of all positions to external levels on a regular basis. The process will involve obtaining data such as trades, marks and prices from internal and external sources and examining the impact of marking the internal positions at the external prices. Margin disputes within the collateral process will also be investigated to determine if there is any impact on valuations.

Where third-party pricing information sourced from brokers, dealers and consensus pricing services is used as part of the price verification process, consideration is given as to whether that information reflects actual recent market transactions or prices at which transactions involving identical or similar financial instruments are currently executable. If such transactions or prices are not available, the financial instrument will generally be classified in Level 3.

Where there is a lack of observable market information around the inputs used in a fair value measurement, then the PCVG and the MVG will assess the inputs used for reasonableness considering available information including comparable products, surfaces, curves and past trades. Additional valuation adjustments may be taken for the uncertainty in the inputs used, such as correlation and where appropriate trading desks may be asked to execute trades to evidence market levels.

Model review and validation

For more complex financial instruments pricing models are used to determine fair value measurements. The MVG performs an independent model approval process which incorporates a review of the model assumptions across a diverse set of parameters. Considerations include:

•	Scope of the model (different financial instruments may require different but consistent pricing approaches);

•	Mathematical and financial assumptions;

•	Full or partial independent benchmarking along with boundary and stability tests, numerical convergence, calibration quality and stability;

•	Model integration within Nomura’s trading and risk systems;

•	Calculation of risk numbers and risk reporting; and

•	Hedging strategies/practical use of the model.

New models are reviewed and approved by the MVG. The frequency of subsequent MVG reviews (“Model Re-approvals”) is at least annually.

Revenue substantiation

Nomura’s Product Control function also ensures adherence to Nomura’s valuation policies through daily and periodic analytical review of net revenues. This process involves substantiating revenue amounts through explanations and attribution of revenue sources based on the underlying factors such as interest rates, credit spreads, volatilities, foreign exchange rates etc. In combination with the independent price verification processes, this daily, weekly, monthly and quarterly review substantiates the revenues made while helping to identify and resolve potential booking, pricing or risk quantification issues.

Level 3 financial instruments

As described above, the valuation of Level 3 financial assets and liabilities is dependent on certain significant inputs which cannot be observed in the market. Common characteristics of an inactive market include a low number of transactions of the financial instrument, stale or non-current price quotes, price quotes that vary substantially either over time or among market makers, non-executable broker quotes or little publicly released information.

If corroborative evidence is not available to value Level 3 financial instruments, fair value may be established using other equivalent products in the market. The level of correlation between the specific Level 3 financial instrument and the available benchmark instrument is considered as an unobservable parameter. Other techniques for determining an appropriate value for unobservable parameters may consider information such as consensus pricing data among certain market participants, historical trends, extrapolation from observable market data and other information Nomura would expect market participants to use in valuing similar instruments.

Use of reasonably possible alternative input assumptions to value Level 3 financial instruments will significantly influence fair value determination. Ultimately, the uncertainties described above about input assumptions imply that the fair value of Level 3 financial instruments is a judgmental estimate. The specific valuation for each instrument is based on management’s judgment of prevailing market conditions, in accordance with Nomura’s established valuation policies and procedures.

Quantitative information regarding significant unobservable inputs and assumptions

The following tables present information about the significant unobservable inputs and assumptions used by Nomura for financial instruments classified in Level 3 as of March 31, 2014 and September 30, 2014. These financial instruments will also typically include observable valuation inputs (i.e. Level 1 or Level 2 valuation inputs) which are not included in the table and are also often hedged using financial instruments which are classified in Level 1 or Level 2 of the fair value hierarchy.

	March 31, 2014
Financial Instrument	Fair value in billions of yen	Valuation technique(s)	Significant unobservable inputs	Range of valuation inputs(1)	Weighted Average(2)
Assets:
Trading assets and private equity investments
Equities	¥68	DCF	Liquidity discounts	11.0 – 50.0%	18.1%

		DCM	Capitalization rates	6.8 – 6.9%	6.8%

Private equity investments	42	Market multiples	EV/EBITDA ratios Price/Embedded value ratios Liquidity discounts	4.5 – 11.6 x 0.4 x 0.0 – 33.0%	10.0 x 0.4 x 30.5%

Foreign government, agency and municipal securities	26	DCF	Credit spreads	0.0 – 5.9%	0.5%

Bank and corporate debt securities and loans for trading purposes	116	DCF	Credit spreads Recovery rates	0.0 – 26.6% 0.0 – 74.0%	4.7% 57.1%

Commercial mortgage-backed securities (“CMBS”)	3	DCF	Yields	6.2 – 30.4%	10.1%

Residential mortgage-backed securities (“RMBS”)	3	DCF	Yields Prepayment rates Default probabilities Loss severities	0.3 – 10.7% 3.8 – 50.0% 0.0 – 2.0% 0.1 – 87.2%	3.7% 12.8% 2.0% 51.2%

Collateralized debt obligations (“CDOs”) and other	13	DCF	Yields Prepayment rates Default probabilities Loss severities	0.0 – 90.9% 0.0 – 20.0% 1.0 – 65.0% 30.0 – 100.0%	11.1% 18.5% 3.2% 47.9%

Investment trust funds and other	30	DCF	Credit spreads Correlations	0.0 – 3.5% 0.50 – 0.71	0.1% 0.61

	March 31, 2014
Financial Instrument	Fair value in billions of yen	Valuation technique(s)	Significant unobservable inputs	Range of valuation inputs(1)	Weighted Average(2)
Derivatives, net:
Equity contracts	11	Option models	Dividend yield Volatilities Correlations	0.0 – 8.2% 6.9 – 59.9% (0.96) – 0.95	— — —

Interest rate contracts	(39)	DCF/ Option models	Interest rates	0.7 – 5.2%	—

		Option models	Volatilities Correlations	10.6 – 23.5% (0.45) – 0.99	— —

Credit contracts	5	DCF/ Option models	Credit spreads Recovery rates	0.0 – 20.9% 20.0 – 90.0%	— —

		Option models	Volatilities Correlations	1.0 – 70.0% 0.26 – 0.95	— —

Foreign exchange contracts	5	Option models	Volatilities	11.2 – 19.1%	—

Loans and receivables	26	DCF	Credit spreads	0.0%	0.0%

Other assets
Non-trading debt securities	3	DCF	Credit spreads	0.1 – 2.5%	0.8%

Other(3)	56	DCF	WACC	6.1%	6.1%
			Growth rates Liquidity discounts	1.0% 0.0 – 30.0%	1.0% 12.7%

		Market multiples	EV/EBITDA ratios PE ratios Price/Book ratios Liquidity discounts	3.6 – 8.3 x 9.6 – 60.1 x 0.0 – 5.3 x 30.0%	4.9 x 24.0 x 1.0 x 30.0%

Liabilities:
Short-term borrowings	¥3	DCF	Volatilities Correlations	15.3 – 55.5% (0.78) – 0.94	— —

Long-term borrowings	394	DCF	Volatilities Correlations	10.6 – 55.5% (0.78) – 0.99	— —

	September 30, 2014
Financial Instrument	Fair value in billions of yen	Valuation technique(s)	Significant unobservable inputs	Range of valuation inputs(1)	Weighted Average(2)
Assets:
Trading assets and private equity investments
Equities	¥42	DCF	Liquidity discounts	4.6 – 40.0%	33.1%

Private equity investments	45	Market multiples	EV/EBITDA ratios Price/Embedded value ratios Liquidity discounts	4.9 – 11.2x 0.4x 0.0 – 33.0%	9.8 x 0.4 x 30.5%

Foreign government, agency and municipal securities	11	DCF	Credit spreads	0.0 – 5.9%	0.5%

Bank and corporate debt securities and loans for trading purposes	115	DCF	Credit spreads Recovery rates	0.0 – 68.0% 0.0 – 37.0%	5.6% 25.0%

Commercial mortgage-backed securities (“CMBS”)	3	DCF	Yields	9.9 – 37.8%	16.6%

Residential mortgage-backed securities (“RMBS”)	1	DCF	Yields Prepayment rates	0.2 – 22.4% 2.7 – 12.0%	4.0% 7.3%

Collateralized debt obligations (“CDO”) and other	29	DCF	Yields Prepayment rates Default probabilities Loss severities	3.2 – 20.5% 0.0 – 20.0% 2.0 – 65.0% 33.0 – 100.0%	9.4% 19.1% 2.9% 32.2%

Derivatives, net:
Equity contracts	(8)	Option models	Dividend yield Volatilities Correlations	0.0 – 14.5% 9.5 – 73.5% (0.90) – 0.93	— — —

Interest rate contracts	(52)	DCF/ Option models	Interest rates	0.1 – 4.1%	—

		Option models	Volatilities Correlations	11.5 – 75.0% (0.30) – 1.00	— —

Credit contracts	4	DCF/ Option models	Credit spreads Recovery rates	0.0 – 7.0% 0.0 – 90.0%	— —

		Option models	Volatilities Correlations	1.0 – 67.0% 0.29 – 0.95	— —

Foreign exchange contracts	2	Option models	Volatilities	1.3 – 18.7%	—

Loans and receivables	27	DCF	Credit spreads	0.0 – 6.9%	0.5%

Other assets
Other(3)	56	DCF	WACC Growth rates Credit spreads Liquidity discounts	6.0% 1.0% 0.6 – 2.5% 0.0 – 30.0%	6.0% 1.0% 1.4% 10.4%

		Market multiples	EV/EBITDA ratios PE ratios Price/Book ratios Liquidity discounts	4.0 – 9.9 x 11.5 – 83.9 x 0.0 – 5.0 x 30.0%	5.0 x 29.3 x 1.0 x 30.0%

	September 30, 2014
Financial Instrument	Fair value in billions of yen	Valuation technique(s)	Significant unobservable inputs	Range of valuation inputs(1)	Weighted Average(2)
Liabilities:
Short-term borrowings	¥2	DCF	Volatilities Correlations	16.0 – 44.5% (0.75) – 0.93	— —

Long-term borrowings	439	DCF	Yields Prepayment rates Default probabilities Loss severities Volatilities Correlations	10.3 – 14.0% 20.0% 2.0% 30.0% 11.5 – 44.5% (0.75) – 0.99	— — — — — —

(1)	Range information is provided in percentages, coefficients and multiples and represents the highest and lowest level significant unobservable valuation input used to value that type of financial instrument. A wide dispersion in the range does not necessarily reflect increased uncertainty or subjectivity in the valuation input and is typically just a consequence of the different characteristics of the financial instruments themselves.
(2)	Weighted average information for non-derivative instruments is calculated by weighting each valuation input by the fair value of the financial instrument.
(3)	Valuation technique(s) and unobservable inputs represent those equity securities reported within Other assets.

Qualitative discussion of the ranges of significant unobservable inputs

The following comments present qualitative discussion about the significant unobservable inputs used by Nomura for financial instruments classified in Level 3.

Derivatives—Equity contracts—The significant unobservable inputs are dividend yield, volatilities and correlations. The range of dividend yields varies as some companies do not pay any dividends, for example due to a lack of profits or as a policy during a growth period, and hence have a zero dividend yield while others may pay a high dividend for example to return money to investors. The range of volatilities is wide as the volatilities of shorter-dated equity derivatives or those based on singles stocks can be higher than those of longer-dated instruments or those based on indices. Correlations represent the relationships between one input and another (“pairs”) and can either be positive or negative amounts. The range of correlations moves from positive to negative because the movement of some pairs is very closely related in the same direction causing high positive correlations while others generally move in opposite directions causing high negative correlations with pairs that have differing relationships throughout the range.

Derivatives—Interest rate contracts—The significant unobservable inputs are interest rates, volatilities and correlations. The range of interest rates is due to interest rates in different countries/currencies being at different levels with some countries having extremely low levels and others being at levels that while still relatively low are less so. The range of volatilities is wide as the volatilities of shorter-dated interest rate derivatives are typically higher than those of longer-dated instruments. The range of correlations moves from positive to negative because the movement of some pairs is very closely related in the same direction causing high positive correlations while others generally move in opposite directions causing high negative correlations with pairs that have differing relationships through the range. Other than for volatilities where the majority of the inputs are away from the higher end of the range, the other significant unobservable inputs are spread across the relevant ranges.

Derivatives—Credit contracts—The significant unobservable inputs are credit spreads, recovery rates, volatilities and correlations. The range of credit spreads is due to the low end of the range arising from exposure to underlying reference names with very limited risk of a default and the high end arising from exposure to underlying reference names with a much greater risk of default. The range of recovery rates varies mainly due to the seniority of the underlying exposure with senior exposures having a higher recovery than subordinated exposures. The range of volatilities is wide as the volatilities of shorter-dated credit contracts are typically higher than those of longer-dated instruments. The correlation range is positive since credit spread moves are generally in the same direction. High positive correlations are those for which the movement is closely related with the correlation falling as the relationship becomes less strong. Other than for volatilities where the majority of inputs are away from the higher end of the range, the other significant unobservable inputs are spread across the relevant ranges.

Derivatives—Foreign exchange contracts—The significant unobservable inputs is volatilities. The range of volatilities is relatively low with the lower end coming from currencies that trade in narrow ranges versus the US dollar. All significant unobservable inputs are spread across the relevant ranges.

Short-term borrowings and Long-term borrowings—The significant unobservable inputs are yields, prepayment rates, default probabilities, loss severities, volatilities and correlations. The range of volatilities is wide as the volatilities of shorter-dated instruments are typically higher than those in longer-dated instruments. The range of correlations moves from positive to negative because the movement of some pairs is very closely related in the same direction causing high positive correlations while others generally move in opposite directions causing high negative correlations with pairs that have differing relationships through the range. Other than for volatilities where the majority of inputs are away from the higher end of the range, the other significant unobservable inputs are spread across the relevant ranges.

Sensitivity of fair value to changes in unobservable inputs

For each class of financial instrument described in the above tables, changes in each of the significant unobservable inputs and assumptions used by Nomura will impact upon the determination of a fair value measurement for the financial instrument. The sensitivity of these Level 3 fair value measurements to changes in unobservable inputs and interrelationships between those inputs is described below:

•

Equities, Private equity investments and equity securities reported within Other assets—When using DCF valuation techniques to determine fair value, a significant increase (decrease) in WACC, credit spreads or liquidity discount in isolation would result in a significantly lower (higher) fair value measurement. Conversely, a significant increase (decrease) in growth rate would result in a corresponding significantly higher (lower) fair value measurement. There is little interrelationship between these measures. When using market multiples to determine fair value, a significant increase (decrease) in the relevant multiples such as PE ratios, EV/EBITDA ratios, Price/Book ratios and Price/Embedded Value ratios in isolation would result in a higher (lower) fair value measurement. Conversely, a significant increase (decrease) in the liquidity discount applied to the holding in isolation would result in a significantly lower (higher) fair value measurement. Generally changes in assumptions around multiples result in a corresponding similar directional change in a fair value measurement, assuming earnings levels remain constant. When using DCM, a significant increase (decrease) in the capitalization rate would result in a significantly lower (higher) fair value measurement.

•

Foreign government, agency and municipal securities, Bank and corporate debt securities and loans for trading purposes, Loans and receivables and Non-trading debt securities—Significant increases (decreases) in the credit spreads used in a DCF valuation technique would result in a significantly lower (higher) fair value measurement, while significant increases (decreases) in recovery rates would result in a significantly higher (lower) fair value measurement.

•

Commercial mortgage-backed securities (“CMBS”), Residential mortgage-backed securities (“RMBS”) and Collateralized debt obligations (“CDOs”) and other—Significant increases (decreases) in yields, prepayment rates, default probabilities and loss severities used in a DCF valuation technique in isolation would result in a significantly lower (higher) fair value measurement. Generally, a change in default probabilities is accompanied by a directionally similar change in loss severities and a directionally opposite change in prepayment rates.

•

Investment trust funds and other—Significant increases (decreases) in credit spreads used in a DCF valuation technique would result in a significantly lower (higher) fair value measurement, while significant increases (decreases) in correlation would result in a significantly higher (lower) fair value measurement.

•

Derivatives—Where Nomura is long the underlying risk of a derivative, significant increases (decreases) in the underlying of the derivative, such as interest rates or credit spreads in isolation or significant decreases (increases) in dividend yields would result in a significantly higher (lower) fair value measurement. Where Nomura is short the underlying risk of a derivative, the impact of these changes would have a converse effect on the fair value measurements reported by Nomura. Where Nomura is long optionality, recovery rates or correlation, significant increases (decreases) in volatilities, recovery rates or correlation will generally result in a significantly higher (lower) fair value measurement. Where Nomura is short optionality, recovery rates or correlation, the impact of these changes would have a converse effect on the fair value measurements.

•

Short-term borrowings and Long-term borrowings—Significant increase (decreases) in yields, prepayment rates, default probabilities and loss severities in isolation would result in a significant lower (higher) fair value measurement. Generally, a change in default probabilities is accompanied by a directionally similar change in the assumption used for loss severities and a directionally opposite change in prepayment rates. Where Nomura is long optionality or correlation, significant increases (decreases) in volatilities or correlation used in a DCF valuation technique will generally result in a significantly higher (lower) fair value measurement. Where Nomura is short optionality or correlation, the impact of these changes would have a converse effect on the fair value measurements.

Movements in Level 3 financial instruments

The following tables present gains and losses as well as increases and decreases of financial instruments measured at fair value on a recurring basis which Nomura classified in Level 3 for the six and three months ended September 30, 2013 and 2014. Financial instruments classified in Level 3 are often hedged with instruments within Level 1 or Level 2 of the fair value hierarchy. The gains or losses presented below do not reflect the offsetting gains or losses for these hedging instruments. Level 3 financial instruments are also measured using both observable and unobservable inputs. Fair value changes presented below, therefore, reflect realized and unrealized gains and losses resulting from movements in both observable and unobservable parameters.

For the three months ended September 30, 2014, gains and losses related to Level 3 assets did not have a material impact on Nomura’s liquidity and capital resources management.

	Billions of yen
	Six months ended September 30, 2013
	Beginning balance as of six months ended September 30, 2013	Total gains (losses) recognized in revenue(1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues(2)	Sales / redemptions(2)	Settlements	Foreign exchange movements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Balance as of six months ended September 30, 2013
Assets:
Trading assets and private equity investments
Equities	¥129	¥4	¥—	¥9	¥(46)	¥—	¥3	¥3	¥(0)	¥102
Private equity investments	87	(0)	—	0	(7)	—	4	—	—	84
Japanese agency and municipal securities	0	—	—	—	—	—	—	—	(0)	—
Foreign government, agency and municipal securities	91	10	—	305	(322)	—	—	8	(65)	27
Bank and corporate debt securities and loans for trading purposes	69	0	—	116	(78)	—	1	13	(20)	101
Commercial mortgage-backed securities (“CMBS”)	6	(0)	—	4	(5)	—	0	2	(0)	7
Residential mortgage-backed securities (“RMBS”)	4	(0)	—	0	(0)	—	0	1	(2)	3
Real estate-backed securities	68	1	—	0	(64)	—	0	—	—	5
Collateralized debt obligations (“CDO”) and other	12	(1)	—	9	(9)	—	0	2	(0)	13
Investment trust funds and other	13	0	—	11	(5)	—	0	—	(1)	18

Total trading assets and private equity investments	479	14	—	454	(536)	—	8	29	(88)	360

Derivatives, net(4)
Equity contracts	5	(7)	—	—	—	18	0	4	(6)	14
Interest rate contracts	(54)	(16)	—	—	—	18	(1)	(3)	3	(53)
Credit contracts	25	(2)	—	—	—	6	1	(1)	(0)	29
Foreign exchange contracts	(3)	(4)	—	—	—	7	(0)	(0)	0	0
Commodity contracts	(0)	(0)	—	—	—	0	(0)	0	—	0

Total derivatives, net	(27)	(29)	—	—	—	49	0	0	(3)	(10)

Subtotal	¥452	¥(15)	¥—	¥454	¥(536)	¥49	¥8	¥29	¥(91)	¥350

Loans and receivables	3	(0)	—	1	(2)	—	0	0	—	2
Other assets
Non-trading debt securities	4	(0)	(0)	—	—	—	0	—	—	4
Other	60	3	(0)	1	(3)	—	0	—	(1)	60

Total	¥519	¥(12)	¥(0)	¥456	¥(541)	¥49	¥8	¥29	¥(92)	¥416

Liabilities:
Trading liabilities
Equities	¥0	¥(0)	¥—	¥0	¥(0)	¥—	¥0	¥0	¥(0)	¥0
Bank and corporate debt securities	0	0	—	(0)	(0)	—	0	0	—	0

Total trading liabilities	¥0	¥(0)	¥—	¥0	¥(0)	¥—	¥0	¥0	¥(0)	¥0

Short-term borrowings	4	(0)	—	1	(3)	—	—	—	(2)	0
Payables and deposits	1	(0)	—	(0)	(0)	—	—	—	(0)	1
Long-term borrowings	222	43	—	251	(179)	—	1	4	(43)	213
Other liabilities	0	—	—	0	(0)	—	0	—	—	0

Total	¥227	¥43	¥—	¥252	¥(182)	¥—	¥1	¥4	¥(45)	¥214

	Billions of yen
	Six months ended September 30, 2014
	Beginning balance as of six months ended September 30, 2014	Total gains (losses) recognized in revenue(1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues(2)	Sales / redemptions(2)	Settlements	Foreign exchange movements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Balance as of six months ended September 30, 2014
Assets:
Trading assets and private equity investments
Equities	¥68	¥1	¥—	¥14	¥(36)	¥—	¥1	¥2	¥(8)	¥42
Private equity investments	42	(1)	—	4	(1)	—	1	—	—	45
Japanese agency and municipal securities	—	(0)	—	0	(0)	—	—	—	—	0
Foreign government, agency and municipal securities	26	7	—	122	(122)	—	—	5	(27)	11
Bank and corporate debt securities and loans for trading purposes	116	2	—	78	(61)	—	5	11	(36)	115
Commercial mortgage-backed securities (“CMBS”)	3	(0)	—	6	(8)	—	—	2	(0)	3
Residential mortgage-backed securities (“RMBS”)	3	(0)	—	0	(3)	—	—	2	(1)	1
Real estate-backed securities	0	(0)	—	2	(0)	—	0	—	(2)	0
Collateralized debt obligations (“CDO”) and other	13	(3)	—	34	(22)	—	2	9	(4)	29
Investment trust funds and other	30	1	—	1	(11)	—	(0)	—	(3)	18

Total trading assets and private equity investments	301	7	—	261	(264)	—	9	31	(81)	264

Derivatives, net(4)
Equity contracts	11	(6)	—	—	—	(12)	0	(2)	1	(8)
Interest rate contracts	(39)	(20)	—	—	—	8	0	(1)	0	(52)
Credit contracts	5	(5)	—	—	—	5	0	(0)	(1)	4
Foreign exchange contracts	5	(1)	—	—	—	(2)	0	(0)	0	2
Commodity contracts	0	(0)	—	—	—	(0)	0	—	—	(0)

Total derivatives, net	(18)	(32)	—	—	—	(1)	0	(3)	0	(54)

Subtotal	¥283	¥(25)	¥—	¥261	¥(264)	¥(1)	¥9	¥28	¥(81)	¥210

Loans and receivables	26	(1)	—	—	(0)	—	2	—	—	27
Other assets
Non-trading debt securities	3	0	(0)	—	(3)	—	0	—	—	0
Other	56	(0)	(1)	2	(1)	—	0	—	—	56

Total	¥368	¥(26)	¥(1)	¥263	¥(268)	¥(1)	¥11	¥28	¥(81)	¥293

Liabilities:
Trading liabilities
Equities	¥1	¥0	¥—	¥1	¥(0)	¥—	¥(0)	¥0	¥(1)	¥1
Bank and corporate debt securities	0	(0)	—	0	—	—	0	—	—	0
Collateralized debt obligations (“CDO”) and other	—	(0)	—	1	(0)	—	0	—	—	1

Total trading liabilities	¥1	¥0	¥—	¥2	¥(0)	¥—	¥(0)	¥0	¥(1)	¥2

Short-term borrowings	3	(1)	—	1	(1)	—	—	0	(2)	2
Payables and deposits	0	(0)	—	(0)	(0)	—	—	—	(0)	0
Long-term borrowings	394	(53)	—	205	(237)	—	4	32	(12)	439

Total	¥398	¥(54)	¥—	¥208	¥(238)	¥—	¥4	¥32	¥(15)	¥443

	Billions of yen
	Three months ended September 30, 2013
	Beginning balance as of three months ended September 30, 2013	Total gains (losses) recognized in revenue(1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues(2)	Sales / redemptions(2)	Settlements	Foreign exchange movements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Balance as of three months ended September 30, 2013
Assets:
Trading assets and private equity investments
Equities	¥128	¥3	¥—	¥8	¥(39)	¥—	¥0	¥2	¥(0)	¥102
Private equity investments	88	(0)	—	0	(6)	—	2	—	—	84
Japanese agency and municipal securities	0	—	—	—	—	—	—	—	(0)	—
Foreign government, agency and municipal securities	38	8	—	188	(199)	—	—	8	(16)	27
Bank and corporate debt securities and loans for trading purposes	78	1	—	79	(54)	—	(0)	12	(15)	101
Commercial mortgage-backed securities (“CMBS”)	7	(0)	—	1	(2)	—	(0)	1	(0)	7
Residential mortgage-backed securities (“RMBS”)	3	(0)	—	0	(0)	—	(0)	0	(0)	3
Real estate-backed securities	66	1	—	0	(62)	—	(0)	—	—	5
Collateralized debt obligations (“CDO”) and other	16	(1)	—	1	(4)	—	(0)	1	(0)	13
Investment trust funds and other	14	0	—	5	(1)	—	0	—	—	18

Total trading assets and private equity investments	438	12	—	282	(367)	—	2	24	(31)	360

Derivatives, net(4)
Equity contracts	12	(18)	—	—	—	14	0	7	(1)	14
Interest rate contracts	(52)	(7)	—	—	—	6	0	(1)	1	(53)
Credit contracts	35	(4)	—	—	—	(0)	(0)	(2)	(0)	29
Foreign exchange contracts	2	(4)	—	—	—	3	0	(1)	(0)	0
Commodity contracts	0	0	—	—	—	(0)	(0)	—	—	0

Total derivatives, net	(3)	(33)	—	—	—	23	0	3	(0)	(10)

Subtotal	¥435	¥(21)	¥—	¥282	¥(367)	¥23	¥2	¥27	¥(31)	¥350

Loans and receivables	3	(0)	—	—	(1)	—	0	—	—	2
Other assets
Non-trading debt securities	4	(0)	(0)	—	—	—	0	—	—	4
Other	59	3	0	0	(2)	—	(0)	—	—	60

Total	¥501	¥(18)	¥0	¥282	¥(370)	¥23	¥2	¥27	¥(31)	¥416

Liabilities:
Trading liabilities
Equities	¥0	¥(0)	¥—	¥0	¥(0)	¥—	¥(0)	¥—	¥(0)	¥0
Bank and corporate debt securities	0	(0)	—	(0)	(0)	—	(0)	(0)	—	0

Total trading liabilities	¥0	¥(0)	¥—	¥0	¥(0)	¥—	¥(0)	¥(0)	¥(0)	¥0

Short-term borrowings	1	0	—	0	(0)	—	—	—	(1)	0
Payables and deposits	1	(0)	—	(0)	—	—	—	—	(0)	1
Long-term borrowings	204	13	—	146	(112)	—	(0)	2	(14)	213
Other liabilities	—	—	—	0	—	—	—	—	—	0

Total	¥206	¥13	¥—	¥146	¥(112)	¥—	¥(0)	¥2	¥(15)	¥214

	Billions of yen
	Three months ended September 30, 2014
	Beginning balance as of three months ended September 30, 2014	Total gains (losses) recognized in revenue(1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues(2)	Sales / redemptions(2)	Settlements	Foreign exchange movements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Balance as of three months ended September 30, 2014
Assets:
Trading assets and private equity investments
Equities	¥40	¥0	¥—	¥9	¥(7)	¥—	¥2	¥1	¥(3)	¥42
Private equity investments	44	(0)	—	1	(1)	—	1	—	—	45
Japanese agency and municipal securities	—	(0)	—	0	(0)	—	—	—	—	0
Foreign government, agency and municipal securities	32	1	—	26	(26)	—	—	0	(22)	11
Bank and corporate debt securities and loans for trading purposes	118	(1)	—	31	(18)	—	6	3	(24)	115
Commercial mortgage-backed securities (“CMBS”)	5	(0)	—	3	(5)	—	—	—	—	3
Residential mortgage-backed securities (“RMBS”)	3	(0)	—	0	(2)	—	—	—	—	1
Real estate-backed securities	2	(0)	—	—	(0)	—	0	—	(2)	0
Collateralized debt obligations (“CDO”) and other	23	(2)	—	13	(12)	—	2	8	(3)	29
Investment trust funds and other	28	1	—	0	(11)	—	0	—	(0)	18

Total trading assets and private equity investments	295	(1)	—	83	(82)	—	11	12	(54)	264

Derivatives, net(4)
Equity contracts	4	(2)	—	—	—	(9)	0	(1)	(0)	(8)
Interest rate contracts	(40)	(7)	—	—	—	(5)	0	(1)	1	(52)
Credit contracts	5	(4)	—	—	—	3	0	1	(1)	4
Foreign exchange contracts	7	(3)	—	—	—	(2)	0	—	(0)	2
Commodity contracts	0	(0)	—	—	—	(0)	0	—	—	(0)

Total derivatives, net	(24)	(16)	—	—	—	(13)	0	(1)	(0)	(54)

Subtotal	¥271	¥(17)	¥—	¥83	¥(82)	¥(13)	¥11	¥11	¥(54)	¥210

Loans and receivables	26	(1)	—	—	(0)	—	2	—	—	27
Other assets
Non-trading debt securities	0	0	—	—	(0)	—	0	—	—	0
Other	58	(0)	(1)	0	(1)	—	0	—	—	56

Total	¥355	¥(18)	¥(1)	¥83	¥(83)	¥(13)	¥13	¥11	¥(54)	¥293

Liabilities:
Trading liabilities
Equities	¥0	¥0	¥—	¥1	¥0	¥—	¥(0)	¥(0)	¥(0)	¥1
Bank and corporate debt securities	0	(0)	—	0	—	—	0	—	—	0
Collateralized debt obligations (“CDO”) and other	—	(0)	—	1	(0)	—	0	—	—	1

Total trading liabilities	¥0	¥(0)	¥—	¥2	¥(0)	¥—	¥0	¥(0)	¥(0)	¥2

Short-term borrowings	2	(0)	—	0	(0)	—	—	0	(0)	2
Payables and deposits	0	(0)	—	(0)	(0)	—	—	—	(0)	0
Long-term borrowings	465	(47)	—	109	(190)	—	4	10	(6)	439

Total	¥467	¥(47)	¥—	¥111	¥(190)	¥—	¥4	¥10	¥(6)	¥443

(1)	Includes gains and losses reported primarily within Net gain on trading, Gain (loss) on private equity investments, and also within Gain (loss) on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of income.
(2)	Amounts reported in Purchases / issues include increases in trading liabilities while Sales / redemptions include decreases in trading liabilities.
(3)	If financial instruments move from Level 3 to another Level or move from another Level to Level 3, the amount reported in Transfers into Level 3 and Transfers out of Level 3 are the fair value as of the beginning of the quarter during which the movement occurs. Therefore if financial instruments move from another Level to Level 3, all gains/ (losses) during the quarter are included in the table and if financial instruments move from Level 3 to another Level, all gains/ (losses) during the quarter are excluded from the table.
(4)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayments rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.

Unrealized gains and losses recognized for Level 3 financial instruments

The following tables present the amounts of unrealized gains (losses) for the six and three months ended September 30, 2013 and 2014, relating to those financial instruments which Nomura classified in Level 3 within the fair value hierarchy and that were still held by Nomura at the relevant consolidated balance sheet date.

	Billions of yen
	Six months ended September 30
	2013	2014
	Unrealized gains / (losses)(1)
Assets:
Trading assets and private equity investments
Equities	¥3	¥(3)
Private equity investments	(2)	(1)
Japanese agency and municipal securities	—	(0)
Foreign government, agency and municipal securities	(2)	1
Bank and corporate debt securities and loans for trading purposes	(0)	0
Commercial mortgage-backed securities (“CMBS”)	(0)	0
Residential mortgage-backed securities (“RMBS”)	0	0
Real estate-backed securities	0	0
Collateralized debt obligations (“CDO”) and other	(0)	(3)
Investment trust funds and other	0	2

Total trading assets and private equity investments	(1)	(4)

Derivatives, net(2)
Equity contracts	0	14
Interest rate contracts	(15)	(15)
Credit contracts	(1)	(5)
Foreign exchange contracts	(5)	(3)
Commodity contracts	(0)	(0)

Total derivatives, net	(21)	(9)

Subtotal	¥(22)	¥(13)

Loans and receivables	(0)	(0)
Other assets
Non-trading debt securities	(0)	0
Other	2	(0)

Total	¥(20)	¥(13)

Liabilities:
Trading liabilities
Equities	¥(0)	¥0
Bank and corporate debt securities	(0)	(0)

Total trading liabilities	¥(0)	¥0

Short-term borrowings	0	0
Payables and deposits	(0)	(0)
Long-term borrowings	34	(39)

Total	¥34	¥(39)

	Billions of yen
	Three months ended September 30
	2013	2014
	Unrealized gains / (losses)(1)
Assets:
Trading assets and private equity investments
Equities	¥3	¥0
Private equity investments	(2)	(0)
Japanese agency and municipal securities	—	(0)
Foreign government, agency and municipal securities	0	0
Bank and corporate debt securities and loans for trading purposes	0	0
Commercial mortgage-backed securities (“CMBS”)	(0)	(0)
Residential mortgage-backed securities (“RMBS”)	(0)	0
Real estate-backed securities	1	—
Collateralized debt obligations (“CDO”) and other	(1)	(2)
Investment trust funds and other	0	1

Total trading assets and private equity investments	1	(1)

Derivatives, net(2)
Equity contracts	(14)	(1)
Interest rate contracts	(3)	(37)
Credit contracts	(2)	(4)
Foreign exchange contracts	(5)	(4)
Commodity contracts	0	(0)

Total derivatives, net	(24)	(46)

Subtotal	¥(23)	¥(47)

Loans and receivables	(0)	(0)
Other assets
Non-trading debt securities	(0)	0
Other	2	(0)

Total	¥(21)	¥(47)

Liabilities:
Trading liabilities
Equities	¥0	¥0
Bank and corporate debt securities	(0)	(0)

Total trading liabilities	¥0	¥0

Short-term borrowings	0	(0)
Payables and deposits	(0)	(0)
Long-term borrowings	15	(43)

Total	¥15	¥(43)

(1)	Includes gains and losses reported primarily within Net gain on trading, Gain (loss) on private equity investments, and also within Gain (loss) on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of income.
(2)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.

Transfers between levels of the fair value hierarchy

Nomura assumes that all transfers of financial instruments from one level to another level within the fair value hierarchy occur at the beginning of the relevant quarter in which the transfer takes place. Amounts reported below therefore represent the fair value of the financial instruments at the beginning of the relevant quarter when the transfer was made.

Transfers between Level 1 and Level 2

For the six months ended September 30, 2013, a total of ¥427 billion of financial assets (excluding derivative assets) were transferred from Level 1 to Level 2. This comprised primarily ¥422 billion of equities reported within Trading assets and private equity investments—Equities which were transferred because the observable markets in which these instruments are traded became inactive. During the same period, a total of ¥25 billion of financial liabilities (excluding derivative liabilities) were transferred from Level 1 to Level 2. This also comprised primarily ¥24 billion of short sales of equities reported within Trading liabilities which were transferred because the observable markets in which these instruments were traded became inactive.

For the six months ended September 30, 2014, a total of ¥207 billion of financial assets (excluding derivative assets) were transferred from Level 1 to Level 2. This comprised primarily ¥191 billion of equities reported within Trading assets and private equity investments—Equities which were transferred because the observable markets in which these instruments are traded became inactive. This also comprised primarily ¥6 billion of Foreign government, agency and municipal securities and ¥6 billion of Investment trust funds and other which were transferred because the observable markets in which these instruments are traded became inactive. During the same period, a total of ¥36 billion of financial liabilities (excluding derivative liabilities) were transferred from Level 1 to Level 2. This also comprised primarily ¥34 billion of short sales of equities reported within Trading liabilities which were transferred because the observable markets in which these instruments were traded became inactive.

For the three months ended September 30, 2013, a total of ¥418 billion of financial assets (excluding derivative assets) were transferred from Level 1 to Level 2. This comprised primarily ¥413 billion of equities reported within Trading assets and private equity investments—Equities which were transferred because the observable markets in which these instruments are traded became inactive. During the same period, a total of ¥24 billion of financial liabilities (excluding derivative liabilities) were transferred from Level 1 to Level 2. This also comprised primarily ¥23 billion of short sales of equities reported within Trading liabilities which were transferred because the observable markets in which these instruments were traded became inactive.

For the three months ended September 30, 2014, a total of ¥42 billion of financial assets (excluding derivative assets) were transferred from Level 1 to Level 2. This comprised primarily ¥38 billion of equities reported within Trading assets and private equity investments—Equities which were transferred because the observable markets in which these instruments are traded became inactive. During the same period, a total of ¥21 billion of financial liabilities (excluding derivative liabilities) were transferred from Level 1 to Level 2. This also comprised primarily ¥21 billion of short sales of equities reported within Trading liabilities which were transferred because the observable markets in which these instruments were traded became inactive.

For the six months ended September 30, 2013, a total of ¥100 billion of financial assets (excluding derivative assets) were transferred from Level 2 to Level 1. This comprised primarily ¥94 billion of equities reported within Trading assets and private equity investments—Equities, and ¥6 billion of Investment trust funds and other which were transferred because the observable markets in which these instruments are traded became active. During the same period, a total of ¥22 billion of financial liabilities (excluding derivative liabilities) were transferred from Level 2 to Level 1. This also comprised primarily ¥22 billion of short sales of equities reported within Trading liabilities which were transferred because the observable markets in which these instruments were traded became active.

For the six months ended September 30, 2014, a total of ¥39 billion of financial assets (excluding derivative assets) were transferred from Level 2 to Level 1. This comprised primarily ¥35 billion of equities reported within Trading assets and private equity investments—Equities which were transferred because the observable markets in which these instruments are traded became active. During the same period, a total of ¥18 billion of financial liabilities (excluding derivative liabilities) were transferred from Level 2 to Level 1. This also comprised primarily ¥18 billion of short sales of equities reported within Trading liabilities which were transferred because the observable markets in which these instruments were traded became active.

For the three months ended September 30, 2013, a total of ¥87 billion of financial assets (excluding derivative assets) were transferred from Level 2 to Level 1. This comprised primarily ¥87 billion of equities reported within Trading assets and private equity investments—Equities which were transferred because the observable markets in which these instruments are traded became active. During the same period, a total of ¥20 billion of financial liabilities (excluding derivative liabilities) were transferred from Level 2 to Level 1. This also comprised primarily ¥20 billion of short sales of equities reported within Trading liabilities which were transferred because the observable markets in which these instruments were traded became active.

For the three months ended September 30, 2014, a total of ¥16 billion of financial assets (excluding derivative assets) were transferred from Level 2 to Level 1. This comprised primarily ¥14 billion of equities reported within Trading assets and private equity investments—Equities which were transferred because the observable markets in which these instruments are traded became active. During the same period, a total of ¥6 billion of financial liabilities (excluding derivative liabilities) were transferred from Level 2 to Level 1. This also comprised primarily ¥6 billion of short sales of equities reported within Trading liabilities which were transferred because the observable markets in which these instruments were traded became active.

Transfers out of Level 3

For the six months ended September 30, 2013, a total of ¥88 billion of financial assets (excluding derivative assets) were transferred out of Level 3. This comprised primarily ¥65 billion of Foreign government, agency and municipal securities which were transferred because certain credit spreads became observable, ¥20 billion of Bank and corporate debt securities and loans for trading purposes, principally debt securities, which were transferred because certain credit spreads and recovery rates became observable. During the same period, a total of ¥45 billion of financial liabilities (excluding derivative liabilities) were transferred out of Level 3. This comprised primarily ¥43 billion of Long term borrowings, principally structured notes, which were transferred because certain yields, prepayment rate, default probability, volatility and correlation valuation inputs became observable.

For the six months ended September 30, 2013, a total of ¥3 billion of net derivative assets were also transferred out of Level 3. This comprised primarily ¥6 billion of net equity derivative assets which were transferred because certain dividend yields, volatility and correlation valuation inputs became observable.

For the six months ended September 30, 2014, a total of ¥81 billion of financial assets (excluding derivative assets) were transferred out of Level 3. This comprised primarily ¥8 billion of Equities which were transferred because certain liquidity discounts valuation inputs became observable, ¥27 billion of Foreign government, agency and municipal securities which were transferred because certain credit spread became observable. This also comprised ¥36 billion of Bank and corporate debt securities and loans for trading purposes, principally debt securities, which were transferred because certain credit spread and recovery rate valuation inputs became observable. During the same period, a total of ¥15 billion of financial liabilities (excluding derivative liabilities) were transferred out of Level 3. This comprised primarily ¥12 billion of Long term borrowings, principally structured notes, which were transferred because certain yields, prepayment rates, default probabilities, loss severities, volatility and correlation valuation inputs became observable.

For the six months ended September 30, 2014, the total amount of net derivative liabilities which were transferred out of Level 3 was not significant.

For the three months ended September 30, 2013, a total of ¥31 billion of financial assets (excluding derivative assets) were transferred out of Level 3. This comprised primarily ¥16 billion of Foreign government, agency and municipal securities which were transferred because certain credit spreads became observable. This also comprised primarily ¥15 billion of Bank and corporate debt securities and loans for trading purposes, which were transferred because certain credit spreads and recovery rates became observable. During the same period, a total of ¥15 billion of financial liabilities (excluding derivative liabilities) were transferred out of Level 3. This comprised primarily ¥14 billion of Long term borrowings, principally structured notes, which were transferred because certain yields, prepayment rate, default probability, volatility and correlation valuation inputs became observable.

For the three months ended September 30, 2013, the total amount of net derivative contracts which were also transferred out of Level 3 was not significant.

For the three months ended September 30, 2014, a total of ¥54 billion of financial assets (excluding derivative assets) were transferred out of Level 3. This comprised primarily ¥22 billion of Foreign government, agency and municipal securities which were transferred because certain credit spread became observable. This also comprised ¥24 billion of Bank and corporate debt securities and loans for trading purposes, principally debt securities, which were transferred because certain credit spread and recovery rate valuation inputs became observable. During the same period, a total of ¥6 billion of financial liabilities (excluding derivative liabilities) were transferred out of Level 3. This comprised primarily ¥6 billion of Long term borrowings, principally structured notes, which were transferred because certain yields, prepayment rates, default probabilities, loss severities, volatility and correlation valuation inputs became observable.

For the three months ended September 30, 2014, the total amount of net derivative assets which were transferred out of Level 3 was not significant.

Transfers into Level 3

For the six months ended September 30, 2013, a total of ¥29 billion of financial assets (excluding derivative assets) were transferred into Level 3. This comprised primarily ¥8 billion of Foreign government, agency and municipal securities which were transferred because certain credit spreads became unobservable. This also comprised primarily ¥13 billion of Bank and corporate debt securities and loans for trading purposes, principally loans, which were transferred because certain credit spreads and recovery rates became unobservable. The amount of gains and losses on these transfers reported in Foreign government, agency and municipal securities and Bank and corporate debt securities and loans for trading purposes which were recognized in the quarter when the transfers into Level 3 occurred was not significant. During the same period, the total amount of financial liabilities (excluding derivative liabilities) which were transferred into Level 3 was not significant. The amount of gains and losses on these transfers which were recognized in the quarter when the transfers into Level 3 occurred was not significant.

For the six months ended September 30, 2013, the total amount of net derivative contracts which were transferred into Level 3 was not significant. Losses on these equity contracts and interest rate contracts which were recognized in the quarter when the transfers into Level 3 occurred were ¥6 billion and ¥7 billion, respectively.

For the six months ended September 30, 2014, a total of ¥31 billion of financial assets (excluding derivative assets) were transferred into Level 3. This comprised primarily ¥5 billion of Foreign government, agency and municipal securities which were transferred because certain credit spread became unobservable and ¥11 billion of Bank and corporate debt securities and loans for trading purposes which were transferred because certain credit spread and recovery rate valuation inputs became unobservable. This also comprised primarily ¥9 billion of Collateralized debt obligations (“CDO”) and other which were transferred because certain yields, prepayment rates, default probabilities and loss severities became unobservable. The amount of gains and losses on these transfers reported in Foreign government, agency and municipal securities, Bank and corporate debt securities and loans for trading purposes and Collateralized debt obligations (“CDO”) and other which were recognized in the quarter when the transfer in to Level 3 occurred were not significant. During the same period, a total of ¥32 billion of financial liabilities (excluding derivative liabilities) were transferred into Level 3. This comprised primarily ¥32 billion of Long term borrowings, principally structured notes, which were transferred because certain yields, prepayment rates, default probabilities, loss severities, volatility and correlation valuation inputs became unobservable. The amount of gains and losses on these transfers reported in Long term borrowings which were recognized in the quarter when the transfer into Level 3 occurred was not significant.

For the six months ended September 30, 2014, a total of ¥3 billion of net derivative liabilities were also transferred into Level 3. The amount of gains and losses which were recognized in the quarter when the transfer into Level 3 occurred was not significant.

For the three months ended September 30, 2013, a total of ¥24 billion of financial assets (excluding derivative assets) were transferred into Level 3. This comprised primarily ¥8 billion of Foreign government, agency and municipal securities which were transferred because certain credit spreads became unobservable. This also comprised primarily ¥12 billion of Bank and corporate debt securities and loans for trading purposes, principally loans, which were transferred because certain credit spreads became unobservable. The amount of gains and losses on these transfers reported in Foreign government, agency and municipal securities and Bank and corporate debt securities and loans for trading purposes which were recognized in the quarter when the transfers into Level 3 occurred was not significant. During the same period, the total amount of financial liabilities (excluding derivative liabilities) which were transferred into Level 3 was not significant. The amount of gains and losses on these transfers which were recognized in the quarter when the transfers into Level 3 occurred was not significant.

For the three months ended September 30, 2013, a total of ¥3 billion of net derivative assets were also transferred into Level 3. This comprised ¥7 billion of net equity derivative assets which were transferred because certain dividend yields, volatility and correlation valuation inputs became unobservable. Losses on the equity contracts which were recognized in the quarter when the transfers into Level 3 occurred were ¥5 billion.

For the three months ended September 30, 2014, a total of ¥12 billion of financial assets (excluding derivative assets) were transferred into Level 3. This comprised primarily ¥8 billion of Collateralized debt obligations (“CDO”) and other which were transferred because certain yields, prepayment rates, default probabilities and loss severities became unobservable. The amount of gains and losses on these transfers reported in Collateralized debt obligations (“CDO”) and other which were recognized in the quarter when the transfer in to Level 3 occurred were not significant. During the same period, a total of ¥10 billion of financial liabilities (excluding derivative liabilities) were transferred into Level 3. This comprised primarily ¥10 billion of Long term borrowings, principally structured notes, which were transferred because certain yields, prepayment rates, default probabilities, loss severities, volatility and correlation valuation inputs became unobservable. The amount of gains and losses on these transfers reported in Long term borrowings which were recognized in the quarter when the transfer into Level 3 occurred was not significant.

For the three months ended September 30, 2014, a total amount of net derivative liabilities which were transferred into Level 3 was not significant. The amount of gains and losses which were recognized in the quarter when the transfer into Level 3 occurred was not significant.

Investments in investment funds that calculate NAV per share

In the normal course of business, Nomura invests in non-consolidated funds which meet the definition of investment companies or are similar in nature and which do not have readily determinable fair values. For certain of these investments, Nomura uses NAV per share as the basis for valuation as a practical expedient. Some of these investments are redeemable at different amounts from NAV per share.

The following tables present information on these investments where NAV per share is calculated or disclosed as of March 31, 2014 and September 30, 2014. Investments are presented by major category relevant to the nature of Nomura’s business and risks.

	Billions of yen
	March 31, 2014
	Fair value(1)	Unfunded commitments(2)	Redemption frequency (if currently eligible)(3)	Redemption notice period(4)
Hedge funds	¥66	¥0	Monthly	Same day-95 days
Venture capital funds	4	1	—	—
Private equity funds	42	17	Quarterly	30 days
Real estate funds	3	—	—	—

Total	¥115	¥18

	Billions of yen
	September 30, 2014
	Fair value(1)	Unfunded commitments(2)	Redemption frequency (if currently eligible)(3)	Redemption notice period(4)
Hedge funds	¥77	¥0	Monthly	Same day-90 days
Venture capital funds	4	1	—	—
Private equity funds	43	13	—	—
Real estate funds	1	—	—	—

Total	¥125	¥14

(1)	Fair value generally determined using NAV per share as a practical expedient.
(2)	The contractual amount of any unfunded commitments Nomura is required to make to the entities in which the investment is held.
(3)	The range in frequency with which Nomura can redeem investments.
(4)	The range in notice period required to be provided before redemption is possible.

Hedge funds:

These investments include funds of funds that invest in multiple asset classes. Nomura has developed the business of issuing structured notes linked to hedge funds. As a result, most of the risks are transferred as pass-through. The fair values of these investments are estimated using the NAV per share of the investments. Although most of these funds can be redeemed within six months, certain funds cannot be redeemed within six months due to contractual, liquidity or gating issues. The redemption period cannot be estimated for certain suspended or liquidating funds. Some of these investments contain restrictions against transfers of the investments to third parties.

Venture capital funds:

These investments include primarily start-up funds. The fair values of these investments in this category are estimated using the NAV per share of the investments. Most of these funds cannot be redeemed within six months. The redemption period cannot be estimated for certain suspended or liquidating funds. These investments contain restrictions against transfers of the investments to third parties.

Private equity funds:

These investments are made mainly in various sectors in Europe, United States and Japan. The fair values of these investments in this category are estimated using the NAV per share. Redemption is restricted for most of these investments. Some of these investments contain restrictions against transfers of the investments to third parties.

Real estate funds:

These are investments in commercial and other types of real estate. The fair values of these investments in this category are estimated using the NAV per share of the investments. Redemption is restricted for most of these investments. These investments contain restrictions against transfers of the investments to third parties.

Fair value option for financial assets and financial liabilities

Nomura carries certain eligible financial assets and liabilities at fair value through the election of the fair value option permitted by ASC 815 “Derivatives and Hedging” (“ASC 815”) and ASC 825 “Financial Instruments”. When Nomura elects the fair value option for an eligible item, changes in that item’s fair value are recognized through earnings. Election of the fair value option is generally irrevocable unless an event occurs that gives rise to a new basis of accounting for that instrument.

The financial assets and financial liabilities primarily elected for the fair value option by Nomura, and the reasons for the election, are as follows:

•

Equity method investments reported within Trading assets and private equity investments and Other assets held for capital appreciation or current income purposes which Nomura generally has an intention to exit rather than hold indefinitely. Nomura elects the fair value option to more appropriately represent the purpose of these investments in these consolidated financial statements.

•

Loans reported within Loans and receivables which are risk managed on a fair value basis and loan commitments related to loans receivable for which the fair value option will be elected upon funding. Nomura elects the fair value option to mitigate volatility through earnings caused by the difference in measurement basis that otherwise would arise between loans and the derivatives used to risk manage those instruments.

•

Reverse repurchase and repurchase agreements reported within Collateralized agreements and Collateralized financing which are risk managed on a fair value basis. Nomura elects the fair value option to mitigate volatility through earnings caused by the difference in measurement basis that otherwise would arise between the reverse repurchase and repurchase agreements and the derivatives used to risk manage those instruments.

•

All structured notes issued on or after April 1, 2008 reported within Short-term borrowings and Long-term borrowings. Nomura elects the fair value option for those structured notes primarily to mitigate the volatility through earnings caused by differences in the measurement basis for structured notes and the derivatives Nomura uses to risk manage those positions. Nomura also elects the fair value option for certain notes issued by consolidated VIEs for the same purpose and for certain structured notes issued prior to April 1, 2008.

•

Financial liabilities reported within Long-term borrowings recognized in transactions which are accounted for as secured financing transactions under ASC 860. Nomura elects the fair value option for these financial liabilities to mitigate volatility through earnings that otherwise would arise had this election not been made. Even though Nomura usually has little or no continuing economic exposure to the transferred financial assets, they remain on the consolidated balance sheets and continue to be carried at fair value, with changes in fair value recognized through earnings.

Interest and dividends arising from financial instruments for which the fair value option has been elected are recognized within Interest and dividends, Interest expense or Net gain on trading.

The following tables present gains (losses) due to changes in fair value for financial instruments measured at fair value using the fair value option for the six and three months ended September 30, 2013 and 2014.

	Billions of yen
	Six months ended September 30
	2013	2014
	Gains / (Losses)(1)
Assets:
Trading assets and private equity investments(2)
Trading assets	¥(0)	¥(0)
Private equity investments	0	0
Loans and receivables	2	(5)
Collateralized agreements(3)	(1)	6
Other assets(2)	0	(6)

Total	¥1	¥(5)

Liabilities:
Short-term borrowings(4)	¥(1)	¥5
Collateralized financing(3)	0	(0)
Long-term borrowings(4)(5)	51	(40)
Other liabilities(6)	0	0

Total	¥50	¥(35)

	Billions of yen
	Three months ended September 30
	2013	2014
	Gains / (Losses)(1)
Assets:
Trading assets and private equity investments(2)
Trading assets	¥(0)	¥0
Private equity investments	0	0
Loans and receivables	3	(3)
Collateralized agreements(3)	(3)	4
Other assets(2)	(0)	(3)

Total	¥(0)	¥(2)

Liabilities:
Short-term borrowings(4)	¥(2)	¥4
Collateralized financing(3)	0	0
Long-term borrowings(4)(5)	3	26
Other liabilities(6)	0	(0)

Total	¥1	¥30

(1)	Includes gains and losses reported primarily within Net gain on trading, Gain (loss) on private equity investments and Revenue—Other in the consolidated statements of income.
(2)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
(3)	Includes reverse repurchase and repurchase agreements.
(4)	Includes structured notes and other financial liabilities.
(5)	Includes secured financing transactions arising from transfers of financial assets which did not meet the criteria for sales accounting.
(6)	Includes loan commitments.

Nomura currently carries its investment in the common stock of Ashikaga Holdings Co., Ltd. at fair value through election of the fair value option. Nomura held 37.1% as of September 30, 2014. This investment was reported within Other assets—Other as of September 30, 2014 in the consolidated balance sheets.

Nomura calculates the impact of changes in its own creditworthiness on certain financial liabilities for which the fair value option is elected by DCF valuation techniques at a rate which incorporates observable changes in its credit spread.

Gains from changes in the fair value of the financial liabilities for which the fair value option was elected, attributable to the change in its creditworthiness were ¥3 billion for the six months ended September 30, 2013, mainly due to the changes of Nomura’s credit spread. Losses from changes in the fair value of the financial liabilities for which the fair value option was elected, attributable to the change in its creditworthiness were ¥2 billion for the six months ended September 30, 2014, mainly because of the tightening of Nomura’s credit spread.

Gains from changes in the fair value of the financial liabilities for which the fair value option was elected, attributable to the change in its creditworthiness were ¥0 billion for the three months ended September 30, 2013, mainly due to the widening of Nomura’s credit spread. Gains from changes in the fair value of the financial liabilities for which the fair value option was elected, attributable to the change in its creditworthiness were ¥7 billion for the three months ended September 30, 2014, mainly because of the widening of Nomura’s credit spread.

There was no significant impact on financial assets for which the fair value option was elected attributable to instrument-specific credit risk.

As of March 31, 2014, the fair value of the aggregate unpaid principal balance (which is contractually principally protected) of loans and receivables for which the fair value option was elected was ¥1 billion more than the principal balance of such loans and receivables. The fair value of the aggregate unpaid principal balance (which is contractually principally protected) of long-term borrowings for which the fair value option was elected was ¥17 billion more than the principal balance of such long-term borrowings. There were no loans and receivables for which the fair value option was elected that were 90 days or more past due.

As of September 30, 2014, the fair value of the aggregate unpaid principal balance (which is contractually principally protected) of loans and receivables for which the fair value option was elected was ¥1 billion more than the principal balance of such loans and receivables. The fair value of the aggregate unpaid principal balance (which is contractually principally protected) of long-term borrowings for which the fair value option was elected was ¥6 billion more than the principal balance of such long-term borrowings. There were no loans and receivables for which the fair value option was elected that were 90 days or more past due.

Concentrations of credit risk

Concentrations of credit risk may arise from trading, securities financing transactions and underwriting activities, and may be impacted by changes in political or economic factors. Nomura has credit risk concentrations on bonds issued by the Japanese Government, U.S. Government, Governments within the European Union (“EU”), their states and municipalities, and their agencies. These concentrations generally arise from taking trading positions and are reported within Trading assets in the consolidated balance sheets. Government, agency and municipal securities, including Securities pledged as collateral, represented 20% of total assets as of March 31, 2014 and 22% as of September 30, 2014.

The following tables present geographic allocations of Nomura’s trading assets related to government, agency and municipal securities. See Note 3 “Derivative instruments and hedging activities” for further information regarding the concentration of credit risk for derivatives.

	Billions of yen
	March 31, 2014
	Japan	U.S.	EU	Other	Total(1)
Government, agency and municipal securities	¥2,779	¥1,666	¥3,968	¥385	¥8,798

	Billions of yen
	September 30, 2014
	Japan	U.S.	EU	Other	Total(1)
Government, agency and municipal securities	¥3,409	¥2,152	¥3,773	¥508	¥9,842

(1)	Other than above, there were ¥756 billion and ¥681 billion of government, agency and municipal securities in Other assets—Non-trading debt securities as of March 31, 2014 and September 30, 2014, respectively. The vast majority of these securities are Japanese government, agency and municipal securities.

Estimated fair value of financial instruments not carried at fair value

Certain financial instruments are not carried at fair value on a recurring basis in the consolidated balance sheets since they are neither held for trading purposes nor are elected for the fair value option. These are typically carried at contractual amounts due or amortized cost.

The carrying value of the majority of the financial instruments detailed below will approximate fair value since they are short-term in nature and contain minimal credit risk. These financial instruments include financial assets reported within Cash and cash equivalents, Time deposits, Deposits with stock exchanges and other segregated cash, Receivables from customers, Receivables from other than customers, Securities purchased under agreements to resell and Securities borrowed and financial liabilities reported within Short-term borrowings, Payables to customers, Payables to other than customers, Deposits received at banks, Securities sold under agreements to repurchase, Securities loaned and Other secured borrowings in the consolidated balance sheets. These would be generally classified in either Level 1 or Level 2 within the fair value hierarchy.

The estimated fair values of other financial instruments which are longer-term in nature or may contain more than minimal credit risk may be different to their carrying value. Financial assets of this type primarily include certain loans which are reported within Loans receivable while financial liabilities primarily include long-term borrowings which are reported within Long-term borrowings. The estimated fair value of loans receivable which are not elected for the fair value option is estimated in the same way as other loans carried at fair value on a recurring basis. Where quoted market prices are available, such market prices are utilized to estimate fair value. The fair value of long-term borrowings which are not elected for the fair value option is estimated in the same way as other borrowings carried at fair value on a recurring basis using quoted market prices where available or by DCF valuation techniques. All of these financial assets and financial liabilities would be generally classified in Level 2 or Level 3 within the fair value hierarchy using the same methodology as is applied to these instruments when they are elected for the fair value option.

The following tables present carrying values, fair values and classification within the fair value hierarchy for certain classes of financial instrument of which a portion of the ending balance was carried at fair value as of March 31, 2014 and September 30, 2014.

	Billions of yen
	March 31, 2014(1)
			Fair value by level
	Carrying value	Fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥1,490	¥1,490	¥1,490	¥—	¥—
Time deposits	364	364	—	364	—
Deposits with stock exchanges and other segregated cash	336	336	—	336	—
Loans receivable(2)	1,327	1,326	—	1,068	258
Securities purchased under agreements to resell	9,618	9,618	—	9,618	—
Securities borrowed	7,729	7,729	—	7,729	—

Total Assets	¥20,864	¥20,863	¥1,490	¥19,115	¥258

Liabilities:
Short-term borrowings	¥602	¥602	¥—	¥599	¥3
Deposits received at banks	1,114	1,114	—	1,114	0
Securities sold under agreements to repurchase	13,938	13,938	—	13,938	0
Securities loaned	2,360	2,360	—	2,360	—
Long-term borrowings	8,227	8,202	134	7,674	394

Total Liabilities	¥26,241	¥26,216	¥134	¥25,685	¥397

	Billions of yen
	September 30, 2014(1)
			Fair value by level
	Carrying value	Fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥1,440	¥1,440	¥1,440	¥—	¥—
Time deposits	225	225	—	225	—
Deposits with stock exchanges and other segregated cash	405	405	—	405	—
Loans receivable(2)	1,357	1,358	—	1,120	238
Securities purchased under agreements to resell	8,300	8,300	—	8,300	—
Securities borrowed	8,081	8,081	—	8,081	—

Total Assets	¥19,808	¥19,809	¥1,440	¥18,131	¥238

Liabilities:
Short-term borrowings	¥609	¥609	¥—	¥607	¥2
Deposits received at banks	1,056	1,056	—	1,056	0
Securities sold under agreements to repurchase	13,878	13,878	—	13,873	5
Securities loaned	2,630	2,630	—	2,630	—
Long-term borrowings	8,412	8,390	113	7,838	439

Total Liabilities	¥26,585	¥26,563	¥113	¥26,004	¥446

(1)	Includes financial instruments which are carried at fair value on a recurring basis.
(2)	Carrying values are shown after deducting relevant allowances for loan losses.

Assets and liabilities measured at fair value on a nonrecurring basis

In addition to financial instruments carried at fair value on a recurring basis, Nomura also measures other financial and non-financial assets and liabilities at fair value on a nonrecurring basis, where the primary measurement basis is not fair value. Fair value is only used in specific circumstances after initial recognition such as to measure impairment.

As of March 31, 2014, goodwill allocated to a certain reporting unit was measured at fair value on a nonrecurring basis. The relevant goodwill, which is reported within Other assets—Other in the consolidated balance sheets, was written down to its estimated fair value of ¥3 billion as a result of this impairment. Fair value was determined using a DCF valuation technique and consequently, this nonrecurring fair value measurement was determined using valuation inputs which would be classified in Level 3 of the fair value hierarchy.

As of September 30, 2014, goodwill allocated to a certain reporting unit was measured at fair value on a nonrecurring basis. The relevant goodwill, which is reported within Other assets—Other in the consolidated balance sheets, was wholly impaired. Fair value was determined using a DCF valuation technique and consequently, this nonrecurring fair value measurement was determined using valuation inputs which would be classified in Level 3 of the fair value hierarchy.